Fair value measurement (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Entity [Table]
Other net income from financial instruments measured at fair value through profit or loss, swaps portfolio close	$ (861)
UBS AG
Entity [Table]
Other net income from financial instruments measured at fair value through profit or loss, swaps portfolio close	$ (861)